Nature of Operations and Summary of Significant Accounting Policies Liquidity (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Line of Credit [Member]	Dec. 27, 2011 Line of Credit [Member]	Dec. 27, 2011 Maximum [Member] Line of Credit [Member]
Debt Instrument [Line Items]
Cash and cash equivalents	$ 1,328,000	$ 2,500,000	$ 1,328,000	$ 2,500,000	$ 1,654,000	$ 1,709,000
Working capital	3,800,000		3,800,000
Net cash used in operating activities			(321,000)	(2,074,000)
Net loss	(95,000)	(459,000)	(494,000)	(2,131,000)
Line of Credit Facility, Borrowing Capacity, Percent of Accounts Receivable									75.00%
Maximum borrowing capacity ABL								2,000,000
Line of Credit Facility, Current Borrowing Capacity							$ 658,000